Warrants	12 Months Ended
Jun. 30, 2025
Warrants and Rights Note Disclosure [Abstract]
Warrants Disclosure [Text Block]
12.	Warrants

In connection with the IPO, the Company issued warrants (the “Representative Warrants”) to its representative underwriter, Alexander Capital, L.P., to purchase a number of ordinary shares equal to 7% of the total number of ordinary shares sold in the IPO as compensation for the services in connection with the IPO. Alexander Capital, L.P. is entitled to exercise each warrant by purchase of one ordinary share at an exercise price of $5 at any time from February 28, 2025 to February 28, 2030. The Representative Warrants can be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the warrants. The warrants are subject to adjustments in the event of (i) share dividends, (ii) aggregation of shares, (iii) subsequent right offerings, (iv) replacement of securities upon reorganization, and (v) changes in the form of warrants. The warrants may be exercised on “cashless basis”.  As of June 30, 2025, 140,000
Representative Warrants were issued and outstanding
,
none of the Representative Warrants were exercised.

In accordance with ASC 815, the Company determined that the warrants meet the conditions necessary to be classified as equity because the consideration is indexed to the Company’s own equity, there are no exercise contingencies based on an observable market not based on its stock or operations, settlement is consistent with a fixed-for-fixed equity instrument, the agreement contains an explicit number of shares and there are no cash payment provisions.

The fair value of the Representative Warrants was estimated at
RMB1,660,016 (
$
227,937
)
, using the Binomial model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield as of the issued date of February 28, 2025. The Company estimates the volatility of its ordinary shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

As of February 28, 2025
Exercise price	$5.00
Stock price	$3.76
Expected life of the warrants (in years)	5.00
Risk free rate	4.00%
Dividend yield	-%
Volatility	54.43%

	Number of warrants	Weighted average exercise price	Weighted average remaining term (years)
Outstanding as of June 30, 2024	-	-
Issued	140,000	$5.00	5
Exercised	-	-	-
Forfeited of expired	-	-	-
Outstanding as of June 30, 2025	140,000	$5.00	4.67